RMB Investors Trust

115 South LaSalle Street, 34th Floor

Chicago, Illinois 60603

May 27, 2020

VIA EDGAR Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	RMB Investors Trust (the “Registrant”)
File No. 333-237741

To the Commission:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, in lieu of filing under paragraph (b) of Rule 497, on behalf of the Registrant, I hereby certify that:

(1) the form of Prospectus/Information Statement dated May 22, 2020 and Statement of Additional Information dated May 22, 2020 for the issuance of shares of beneficial interest in connection with the reorganization of RMB Mendon Financial Long/Short Fund into RMB Mendon Financial Services Fund, each a series of the Registrant, that would have been filed under paragraph (b) of Rule 497 does not differ from the Prospectus/Information Statement dated May 22, 2020 and Statement of Additional Information dated May 22, 2020 contained in the most recent amendment to the Registrant’s registration statement on Form N-14 (the “Registration Statement”); and

(2) the text of the Registration Statement was filed electronically with the Commission via EDGAR on May 22, 2020 (Accession Number 0001104659-20-065250).

RMB Investors Trust

By:      /s/ Christopher M. Graff

            President